Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance Sheet Classification and Fair Values of Derivative Instruments
The balance sheet classification and fair values of the Company’s derivative instruments, which are Level 2 measurements, are as follows:

		Fair Value
Derivatives designed as Cash flow hedges:	Consolidated Balance Sheet Location	December 31,
		2022	2021
Interest rate swaps	Prepaid expenses and other current assets	$—	$—
	Other non-current liabilities	—	1,782
		$—	$1,782
The following table presents the net unrealized loss deferred to AOCI:

		December 31,
		2022	2021
Derivatives designated as cash flow hedges:
Interest rate swaps	AOCI	$—	$1,372
		$—	$1,372
The following table presents the net loss reclassified from AOCI to earnings:

		For the Years Ended December 31,
		2022	2021	2020
Amount and location of expense reclassified from AOCI into expense (Effective Portion)	Interest expense, net	$—	$(2,649)	$(1,754)